UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3455

North Carolina Capital Management Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2008

Item 1. Reports to Stockholders

Cash Portfolio
Term Portfolio

Semiannual Report

December 31, 2008

NC-SANN-0209
1.540079.111

Contents

THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Cash Portfolio:
Investment Changes	<Click Here>
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Term Portfolio:
Investment Changes	<Click Here>
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-222-3232 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008 to December 31, 2008).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value July 1, 2008	Ending Account Value December 31, 2008	Expenses Paid During Period* July 1, 2008 to December 31, 2008
Cash Portfolio	.24%
Actual		$ 1,000.00	$ 1,012.60	$ 1.22**
Hypothetical A		$ 1,000.00	$ 1,024.00	$ 1.22**
Term Portfolio	.27%
Actual		$ 1,000.00	$ 1,032.60	$ 1.38
Hypothetical A		$ 1,000.00	$ 1,023.84	$ 1.38

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** If fees to participate in the U.S. Department of Treasury's Temporary Guarantee Program for the Cash Portfolio paid in October and December, 2008 (see Note 2 of the Notes to Financial Statements) had been in effect during the entire period, the annualized expense ratio for the Cash Portfolio would have been .26% and the expenses paid in the actual and hypothetical examples above would have been $1.32 and $1.33, respectively.

Semiannual Report

The North Carolina Capital Management Trust: Cash Portfolio

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 12/31/08	% of fund's investments 6/30/08	% of fund's investments 12/31/07
0 - 30	52.5	50.4	32.8
31 - 90	35.3	24.3	58.6
91 - 180	7.2	25.3	7.6
181 - 397	5.0	0.0	1.0
Weighted Average Maturity
	12/31/08	6/30/08	12/31/07
Cash Portfolio	46 Days	52 Days	50 Days
All Taxable Money Market Funds Average*	47 Days	44 Days	39 Days
Asset Allocation (% of fund's net assets)
As of December 31, 2008	As of June 30, 2008
Commercial Paper 65.8%	Commercial Paper 79.1%
Government Securities 34.0%	Government Securities 20.9%
Repurchase Agreements 0.2%	Repurchase Agreements 0.0%
Net Other Assets** 0.0%	Net Other Assets** 0.0%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

The North Carolina Capital Management Trust: Cash Portfolio

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Commercial Paper (b) - 65.8%
Due Date	Yield (a)	Principal Amount	Value
American Honda Finance Corp.
2/12/09 to 3/12/09	1.25 to 2.01%	$ 89,000,000	$ 88,748,243
Atlantic Asset Securitization Corp.
1/12/09 to 3/9/09	0.50 to 2.67	66,000,000	65,941,072
Banco Bilbao Vizcaya Argentaria SA (London Branch)
1/8/09 to 2/27/09	2.11 to 3.17	190,000,000	189,657,931
Bank of Nova Scotia
1/30/09 to 2/6/09	2.30 to 3.28	100,000,000	99,762,698
Barclays U.S. Funding Corp.
1/5/09 to 1/29/09	1.94 to 2.20	200,000,000	199,885,063
BNP Paribas Finance, Inc.
1/30/09 to 4/13/09	1.25 to 3.35	275,000,000	274,082,808
Calyon North America
2/5/09	2.42	100,000,000	99,765,889
Canadian Imperial Holdings, Inc.
1/28/09 to 3/6/09	1.25 to 2.25	250,000,000	249,412,331
CBA Finance, Inc.
1/20/09 to 2/26/09	2.00 to 2.04	120,000,000	119,801,996
Dakota Notes (Citibank Credit Card Issuance Trust)
1/5/09 to 2/12/09	0.50 to 2.65	117,000,000	116,893,577
Danske Corp.
1/9/09 to 3/23/09	1.34 to 4.53 (c)	291,000,000	290,773,875
DnB NOR Bank ASA
1/12/09 to 3/23/09	1.37 to 3.54 (c)	236,000,000	235,804,839
Emerald Notes (BA Credit Card Trust)
1/2/09 to 2/2/09	0.70 to 2.51	352,000,000	351,944,939

Due Date	Yield (a)	Principal Amount	Value
General Electric Capital Corp.
2/3/09	2.90%	$ 50,000,000	$ 49,868,917
Intesa Funding LLC
1/26/09 to 6/19/09	1.21 to 2.17	259,000,000	258,394,396
JPMorgan Chase & Co.
2/4/09	3.00	20,000,000	19,944,183
Kitty Hawk Funding Corp.
1/9/09 to 2/2/09	0.70 to 4.31	119,401,000	119,185,614
National Australia Funding, Inc.
3/2/09	1.48	50,000,000	49,876,667
Nokia Corp.
1/5/09 to 1/8/09	2.10	48,192,000	48,177,758
Nordea North America, Inc.
1/16/09 to 3/10/09	2.05 to 3.01	175,900,000	175,441,232
Palisades Notes (Citibank Omni Master Trust)
1/5/09 to 1/6/09	0.70	62,000,000	61,994,458
Rabobank USA Financial Corp.
2/27/09	3.00	100,000,000	99,532,125
Royal Bank of Scotland PLC
1/5/09 to 2/5/09	1.71 to 2.44 (c)	300,000,000	299,729,333
Salisbury Receivables Co. LLC
1/9/09 to 2/10/09	1.20 to 1.55	58,000,000	57,930,733
Santander Finance, Inc.
1/14/09 to 2/25/09	2.31 to 3.15	121,000,000	120,690,422
Sheffield Receivables Corp.
1/8/09 to 2/6/09	1.00 to 2.31	77,000,000	76,940,204
Societe Generale North America, Inc.
3/16/09 to 3/19/09	1.39 to 2.05	150,000,000	149,420,806
Commercial Paper (b) - continued
Due Date	Yield (a)	Principal Amount	Value
Svenska Handelsbanken, Inc.
3/4/09 to 3/10/09	2.10%	$ 150,000,000	$ 149,442,667
Thames Asset Global Securities No. 1, Inc.
1/7/09 to 2/9/09	0.50 to 4.55	107,081,000	106,987,734
Toronto Dominion Holdings (USA)
4/14/09 to 6/15/09	2.14 to 2.45	57,000,000	56,585,234
Toyota Motor Credit Corp.
2/4/09 to 2/23/09	1.40 to 2.82	55,000,000	54,869,679
Variable Funding Capital Co. LLC
1/2/09 to 1/7/09	1.00	85,954,000	85,945,201
Westpac Banking Corp.
1/2/09 to 4/17/09	1.23 to 4.20 (c)	260,000,000	259,964,078
TOTAL COMMERCIAL PAPER (Cost $4,683,396,702)	$ 4,683,396,702
Federal Agencies - 30.8%

Fannie Mae - 8.8%
1/2/09 to 9/25/09	0.37 to 3.64 (c)	632,000,000	629,054,925
Federal Home Loan Bank - 13.2%
1/1/09 to 12/11/09	0.39 to 4.46 (c)	937,000,000	936,239,455
Freddie Mac - 8.8%
1/20/09 to 1/27/09	0.38 to 3.54 (c)	625,000,000	624,849,662
TOTAL FEDERAL AGENCIES (Cost $2,190,144,042)	$ 2,190,144,042
U.S. Treasury Obligations - 3.2%
Due Date	Yield (a)	Principal Amount	Value
U.S. Treasury Bills - 3.2%
6/4/09 to 10/22/09	1.01 to 1.74%
(Cost $230,439,237)		$ 232,000,000	$ 230,439,237
Repurchase Agreements - 0.2%
Maturity Amount
In a joint trading account at 0.01% dated 12/31/08 due 1/2/09 (Collateralized by U.S. Treasury Obligations) # (Cost $11,527,000)	$ 11,527,006		11,527,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,115,506,981)	7,115,506,981
NET OTHER ASSETS - 0.0%	2,501,530
NET ASSETS - 100%	$ 7,118,008,511
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Cash Portfolio only purchases commercial paper with the highest possible ratings from at least one nationally recognized rating service. A substantial portion of Cash Portfolio's investments are in commercial paper of banks, finance companies and companies in the securities industry.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$11,527,000 due 1/02/09 at 0.01%
BNP Paribas Securities Corp.	$ 11,527,000
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 7,115,506,981	$ -	$ 7,115,506,981	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

The North Carolina Capital Management Trust: Cash Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $11,527,000) - See accompanying schedule: Unaffiliated issuers (cost $7,115,506,981)		$ 7,115,506,981
Receivable for fund shares sold		5,632,619
Interest receivable		8,203,662
Prepaid expenses		873,434
Receivable from investment adviser for expense reductions		64,802
Total assets		7,130,281,498

Liabilities
Payable to custodian bank	$ 8,834,795
Payable for fund shares redeemed	718,998
Distributions payable	737,459
Accrued management fee	1,298,528
Deferred trustees' compensation	683,207
Total liabilities		12,272,987

Net Assets		$ 7,118,008,511
Net Assets consist of:
Paid in capital		$ 7,117,137,703
Distributions in excess of net investment income		(190,051)
Accumulated undistributed net realized gain (loss) on investments		1,060,859
Net Assets, for 7,116,231,992 shares outstanding		$ 7,118,008,511
Net Asset Value, offering price and redemption price per share ($7,118,008,511 ÷ 7,116,231,992 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended December 31, 2008 (Unaudited)

Investment Income
Interest		$ 87,303,492

Expenses
Management fee	$ 7,213,824
Independent trustees' compensation	106,278
Miscellaneous	739,993
Total expenses before reductions	8,060,095
Expense reductions	(183,050)	7,877,045
Net investment income		79,426,447
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		531,932
Net increase in net assets resulting from operations		$ 79,958,379

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

The North Carolina Capital Management Trust: Cash Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2008 (Unaudited)	Year ended June 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 79,426,447	$ 273,669,203
Net realized gain (loss)	531,932	1,493,799
Net increase in net assets resulting from operations	79,958,379	275,163,002
Distributions to shareholders from net investment income	(79,441,331)	(273,673,470)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	7,190,436,698	14,809,037,076
Reinvestment of distributions	74,366,099	259,336,336
Cost of shares redeemed	(6,546,041,818)	(13,516,611,773)
Net increase (decrease) in net assets and shares resulting from share transactions	718,760,979	1,551,761,639
Total increase (decrease) in net assets	719,278,027	1,553,251,171

Net Assets
Beginning of period	6,398,730,484	4,845,479,313
End of period (including distributions in excess of net investment income of $190,051 and distributions in excess of net investment income of $175,167, respectively)	$ 7,118,008,511	$ 6,398,730,484

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended December 31, 2008

Years ended June 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.013	.042	.051	.041	.020	.009
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	.013	.042	.051	.041	.020	.009
Distributions from net investment income	(.013)	(.042)	(.051)	(.041)	(.020)	(.009)
Distributions from net realized gain	-	-	-	-	- E	-
Total distributions	(.013)	(.042)	(.051)	(.041)	(.020)	(.009)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.26%	4.32%	5.26%	4.12%	2.05%	.89%
Ratios to Average Net Assets D
Expenses before reductions	.25% A	.23%	.24%	.24%	.24%	.24%
Expenses net of fee waivers, if any	.24% A	.22%	.23%	.23%	.23%	.22%
Expenses net of all reductions	.24% A	.22%	.23%	.23%	.23%	.22%
Net investment income	2.47% A	4.14%	5.14%	4.08%	2.04%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,118,009	$ 6,398,730	$ 4,845,479	$ 4,121,608	$ 3,702,237	$ 3,618,524

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

The North Carolina Capital Management Trust: Term Portfolio

Investment Changes (Unaudited)

Weighted Average Maturity as of December 31, 2008
6 months ago
Years	0.8	0.8

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of December 31, 2008
6 months ago
Years	0.8	0.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of December 31, 2008	As of June 30, 2008
U.S. Government Agency Obligations 98.2%	U.S. Government Agency Obligations 98.6%
Short-Term Investments and Net Other Assets 1.8%	Short-Term Investments and Net Other Assets 1.4%

Semiannual Report

The North Carolina Capital Management Trust: Term Portfolio

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 98.2%
	Principal Amount	Value
U.S. Government Agency Obligations - 98.2%
Fannie Mae 0% 9/25/09	$ 5,000,000	$ 4,979,680
Federal Home Loan Bank:
0% 9/3/09	8,500,000	8,468,312
0% 9/29/09	5,000,000	4,979,375
0% 10/5/09	10,378,000	10,330,261
5% 12/11/09	27,100,000	28,200,396
Freddie Mac 2.68% 11/16/09	13,000,000	13,188,370
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $69,232,894)		70,146,394
Cash Equivalents - 1.7%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.01%, dated 12/31/08 due 1/2/09 (Collateralized by U.S. Treasury Obligations) # (Cost $1,193,000)	$ 1,193,001	$ 1,193,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $70,425,894)	71,339,394
NET OTHER ASSETS - 0.1%	50,710
NET ASSETS - 100%	$ 71,390,104
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,193,000 due 1/02/09 at 0.01%
BNP Paribas Securities Corp.	$ 1,193,000
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 71,339,394	$ -	$ 71,339,394	$ -
Income Tax Information

At June 30, 2008, the fund had a capital loss carryforward of approximately $1,266,592 of which $600,863, $54,177, $370,525 and $241,027 will expire on June 30, 2009, 2013, 2014 and 2015, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

The North Carolina Capital Management Trust: Term Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $1,193,000) - See accompanying schedule: Unaffiliated issuers (cost $70,425,894)		$ 71,339,394
Cash		430
Interest receivable		117,760
Total assets		71,457,584

Liabilities
Distributions payable	$ 31,341
Accrued management fee	16,256
Deferred trustees' compensation	19,883
Total liabilities		67,480

Net Assets		$ 71,390,104
Net Assets consist of:
Paid in capital		$ 71,446,605
Distributions in excess of net investment income		(14,550)
Accumulated undistributed net realized gain (loss) on investments		(955,451)
Net unrealized appreciation (depreciation) on investments		913,500
Net Assets, for 7,383,245 shares outstanding		$ 71,390,104
Net Asset Value, offering price and redemption price per share ($71,390,104 ÷ 7,383,245 shares)		$ 9.67

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

The North Carolina Capital Management Trust: Term Portfolio
Financial Statements - continued

Statement of Operations

Six months ended December 31, 2008 (Unaudited)

Investment Income
Interest		$ 933,641

Expenses
Management fee	$ 94,369
Independent trustees' compensation	1,244
Total expenses before reductions	95,613
Expense reductions	(2,081)	93,532
Net investment income		840,109
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		311,141
Change in net unrealized appreciation (depreciation) on investment securities		1,081,998
Net gain (loss)		1,393,139
Net increase (decrease) in net assets resulting from operations		$ 2,233,248

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2008 (Unaudited)	Year ended June 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 840,109	$ 2,501,997
Net realized gain (loss)	311,141	1,257,202
Change in net unrealized appreciation (depreciation)	1,081,998	(200,340)
Net increase (decrease) in net assets resulting from operations	2,233,248	3,558,859
Distributions to shareholders from net investment income	(854,607)	(2,476,970)
Share transactions Proceeds from sales of shares	3,160,000	3,011,841
Reinvestment of distributions	663,744	1,835,710
Cost of shares redeemed	(1,843)	(7,202,079)
Net increase (decrease) in net assets resulting from share transactions	3,821,901	(2,354,528)
Total increase (decrease) in net assets	5,200,542	(1,272,639)

Net Assets
Beginning of period	66,189,562	67,462,201
End of period (including distributions in excess of net investment income of $14,550 and distributions in excess of net investment income of $52, respectively)	$ 71,390,104	$ 66,189,562
Other Information Shares
Sold	333,004	320,753
Issued in reinvestment of distributions	69,582	194,853
Redeemed	(193)	(763,738)
Net increase (decrease)	402,393	(248,132)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended December 31, 2008

Years ended June 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.48	$ 9.33	$ 9.35	$ 9.40	$ 9.43	$ 9.47
Income from Investment Operations
Net investment income D	.115	.346	.468	.375	.209	.107
Net realized and unrealized gain (loss)	.192	.145	(.004)	(.090)	(.041)	(.042)
Total from investment operations	.307	.491	.464	.285	.168	.065
Distributions from net investment income	(.117)	(.341)	(.484)	(.335)	(.198)	(.105)
Net asset value, end of period	$ 9.67	$ 9.48	$ 9.33	$ 9.35	$ 9.40	$ 9.43
Total Return B, C	3.26%	5.35%	5.08%	3.08%	1.80%	.69%
Ratios to Average Net Assets E
Expenses before reductions	.27% A	.28%	.28%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.27% A	.27%	.27%	.27%	.27%	.27%
Expenses net of all reductions	.27% A	.27%	.27%	.27%	.27%	.27%
Net investment income	2.40% A	3.67%	5.01%	4.00%	2.22%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,390	$ 66,190	$ 67,462	$ 56,051	$ 62,716	$ 59,663
Portfolio turnover rate	235% A	79%	433%	88%	130%	200%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended December 31, 2008 (Unaudited)

1. Organization.

Cash Portfolio and Term Portfolio (the Funds) are funds of The North Carolina Capital Management Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the trust are offered exclusively to local government and public authorities of the state of North Carolina. Each Fund is authorized to issue an unlimited number of shares.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. For the Term Portfolio, investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Cash Portfolio are valued at amortized cost which approximates market value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Funds are subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

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Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

The aggregate value by input level, as of December 31, 2008, for each Fund's investments is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Term Portfolio and trades executed through the end of the current business day for the Cash Portfolio. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Board of Trustees of the Cash Portfolio approved the participation by the Cash Portfolio in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through April 30, 2009. Under the Program, if the Cash Portfolio's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Cash Portfolio on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Cash Portfolio. The Cash Portfolio paid the U.S. Treasury Department a fee equal to 0.01% based on the number of shares outstanding as of September 19, 2008 to participate in the Program for the initial 3-month term that expired on December 18, 2008. On December 4, 2008, the Cash Portfolio paid an additional fee equal to 0.015% based on the number of shares outstanding as of September 19, 2008 to participate in the extension of the Program through April 30, 2009. The fees are being amortized over the length of the participation in the Program. The expense is borne by the Cash Portfolio without regard to any expense limitation currently in effect. The U.S. Treasury Department has the option to renew the Program through the close of business on September 19, 2009. If extended, the Board of Trustees of the Cash Portfolio will determine whether the Cash Portfolio should continue participation in the Program and, if so, the Cash Portfolio will incur additional participation fees.

Deferred Trustee Compensation. The independent Trustees may elect to defer receipt of all or a portion of their annual fees under the Trustees' Deferred Compensation Plan ("the Plan"). Interest is accrued on amounts deferred under the Plan based on the prevailing 90 day Treasury Bill rate.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which

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2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

may differ from generally accepted accounting principles. In addition, Cash Portfolio claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Cash Portfolio	$ 7,115,506,981	$ -	$ -	$ -
Term Portfolio	70,425,894	913,500	-	913,500

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee based upon a graduated series of annual rates ranging between .195% and .275% of each Fund's average net assets. Prior to August 1, 2008, the graduated series of rates ranged from .215% to .275% of each Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the Funds is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees. For the period each Fund's annualized management fee rate, expressed as a percentage of each Fund's average net assets, was as follows:

Cash Portfolio	.22%
Term Portfolio	.27%

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted a separate Distribution and Service plan. FMR pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Distribution and Service fee from the

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Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

management fee paid by each fund based on a graduated series of rates ranging from .06% to .08% of each Fund's average net assets. Prior to August 1, 2008, the graduated series of rates ranged from .07% to .08% of each Fund's average net assets. For the period, FMR paid FDC $2,172,458 and $26,039 on behalf of Cash and Term Portfolios, respectively, all of which was paid to the Capital Management of the Carolinas LLC.

5. Expense Reductions.

FMR voluntarily agreed to waive a portion of each Fund's management fee during the period. The amount of the waiver for each Fund was as follows:

Cash Portfolio	$ 183,050
Term Portfolio	2,081

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each quarter and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. While the full Board or the Independent Trustees, as appropriate, act on all major matters, a portion of the activities of the Board (including certain of those described herein) may be conducted through the Board's Audit Committee.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board approved amendments to each fund's management contract to include two additional breakpoints to the all-inclusive management fee schedule. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

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Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally Capital Management of the Carolinas, the funds' regional distributor, as well as the third parties acting as the funds' custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against (i) a broad-based securities market index (Term Portfolio only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended March 31, 2008, the fund's returns, the returns of a broad-based securities market index ("benchmark") (Term Portfolio only), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Cash Portfolio

The Board reviewed Cash Portfolio's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all periods shown.

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Board Approval of Investment Advisory Contracts and Management Fees - continued

Term Portfolio

The Board reviewed Term Portfolio's relative investment performance against its peer group and stated that the performance of the fund was in the second quartile for the one-year period and the first quartile for the three- and five-year periods. The Board noted that the relative investment performance of Term Portfolio was lower than its benchmark for all periods shown. The Board also considered that, because Term Portfolio maintains a shorter duration than most other funds in its competitive universe, its performance may lag that of its competitors during periods of declining interest rates.

The Board noted that each fund's performance is also influenced by the investment parameters imposed by the laws of North Carolina, which restrict the flexibility of the funds when compared to other funds in their respective Lipper universes. For example, unlike other Institutional Money Market Funds, Cash Portfolio does not engage in reverse repurchase agreements, the use of which might increase yield.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 19% would mean that 81% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as ASPG quartile in which a fund's management fee is ranked, is also included in the charts and considered by the Board. For a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting distribution and service fee payments made by FMR to Fidelity Distributors Corporation, the funds' distributor, from each fund's all-inclusive fee.

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Cash Portfolio

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Board Approval of Investment Advisory Contracts and Management Fees - continued

Term Portfolio

The Board noted that each fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended March 31, 2008. The Board also considered FMR's proposed addition of two breakpoints to each fund's management fee schedule, and noted that the breakpoints would have the effect of reducing the effective management fee rate for Cash Portfolio based on its level of assets as of May 30, 2008.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund's total expenses, the Board considered each fund's hypothetical net management fee as well as each fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses.

As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for the 12-month period ended March 31, 2008.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted that the management fees charged by Fidelity to the funds are among the lowest in the Fidelity complex for each of their respective disciplines.

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Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that each fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of the funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board considered whether there were any fall-out benefits that FMR derives from its relationship with the Trust. The Board concluded that FMR did not derive any fall-out benefits and that any potential fall-out benefits would be de minimis.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the funds, whether the funds have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board noted that FMR's proposed new breakpoints to the management fee would provide an opportunity for fund shareholders to further benefit from lower overall expenses as the assets of each fund grow.

The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on certain topics, including (i) FMR's proposed additional breakpoints to the each fund's management fee; (ii) management fee comparisons to the Total Mapped Group on an asset-weighted basis; (iii) FMR's management fee arrangements with other clients with investment objectives similar to the funds; and (iv) the management fees, expenses and performance for other existing investment pools not managed by FMR that are registered with the Securities and Exchange Commission and that, like the Trust, are exclusively offered to state and local government investors.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that each fund's existing Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Advisers

Fidelity Investments Money Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Distribution Agent

Capital Management of the Carolinas, L.L.C.
Charlotte, NC

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Wachovia Corporation
Charlotte, NC

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the North Carolina Capital Management Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and the Treasurer and Chief Financial Officer have concluded that the North Carolina Capital Management Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Carolina Capital Management Trust

By:	/s/ Boyce I. Greer
Boyce I. Greer
President

Date:	March 10, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Boyce I. Greer
Boyce I. Greer
President

Date:	March 10, 2009
By:	/s/John R. Hebble
John R. Hebble
Treasurer and Chief Financial Officer

Date:	March 10, 2009